Financial assets and liabilities at fair value	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial assets and liabilities at fair value
Note 13. Financial assets and liabilities at fair value

	December 31, 2025
Skr mn	Carrying amount	Fair value	Surplus value (+) /Deficit value (–)
Cash and cash equivalents	7,259	7,259	—
Treasuries/governments bonds	13,419	13,419	—
Other interest-bearing securities except loans	43,237	43,237	—
Loans in the form of interest-bearing securities	47,485	48,748	1,263
Loans to credit institutions	22,939	23,304	365
Loans to the public	200,216	200,566	350
Derivatives	6,721	6,721	—
Shares	—	—	—
Total financial assets	341,277	343,254	1,977

Borrowing from credit institutions	4,410	4,410	—
Debt securities issued	300,222	300,906	684
Derivatives	8,988	8,988	—
Total financial liabilities	313,620	314,304	684

	December 31, 2024
Skr mn	Carrying amount	Fair value	Surplus value (+) /Deficit value (–)
Cash and cash equivalents	5,219	5,219	—
Treasuries/governments bonds	4,150	4,150	—
Other interest-bearing securities except loans	52,843	52,843	—
Loans in the form of interest-bearing securities	48,726	49,951	1,225
Loans to credit institutions	13,529	13,863	334
Loans to the public	224,354	223,945	-409
Derivatives	10,643	10,643	—
Shares	20	20	—
Total financial assets	359,484	360,634	1,150

Borrowing from credit institutions	8,607	8,607	—
Debt securities issued	316,388	316,375	-13
Derivatives	5,227	5,227	—
Total financial liabilities	330,222	330,209	-13
The majority of financial liabilities and some of the financial assets in the Statement of Financial Position are accounted for at full fair value or at a value that represents fair value for the components hedged in a hedging relationship. Lending and borrowing not classified as hedge accounting or FVO are accounted for at amortized cost.
Determining fair value of financial instruments
The best evidence of fair value is quoted prices in an active market. The majority of SEK’s financial instruments are not publicly traded, and quoted market values are not readily available.
Fair value measurements are categorized using a fair value hierarchy. The financial instruments have been categorized under the three levels of the IFRS fair value hierarchy that reflects the significance of inputs. The categorization of these instruments is based on the lowest level of input that is significant to the fair value measurement in its entirety.
SEK uses the following hierarchy for determining and disclosing the fair value of financial instruments based on valuation techniques:
Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;
Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
For more information on determining the fair value of financial transactions, see Note 1 (f).
In the process of estimating or deriving fair values for items accounted for at amortized cost, certain assumptions have been made. In those cases where quoted market values for the relevant items are available, such market values have been used.
The following tables show the fair values of the items carried at amortized cost or fair value. They are distributed according to the fair value hierarchy.
Financial assets reported at amortized cost in fair value hierarchy

	December 31, 2025
Loans and accounts receivable	Fair value				Carrying amount
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	7,259	—	—	7,259	7,259
Loans in the form of interest-bearing securities	—	48,748	—	48,748	47,485
Loans to credit institutions	—	23,304	—	23,304	22,939
Loans to the public	—	200,566	—	200,566	200,216
Total financial assets in fair value hierarchy	7,259	272,618	—	279,877	277,900

	December 31, 2024
Loans and accounts receivable	Fair value				Carrying amount
Skr mn	Level 1	Level 2	Level 3	Total	Total
Cash and cash equivalents	5,219	—	—	5,219	5,219
Loans in the form of interest-bearing securities	648	49,303	—	49,951	48,726
Loans to credit institutions	—	13,863	—	13,863	13,529
Loans to the public	—	223,945	—	223,945	224,354
Total financial assets in fair value hierarchy	5,867	287,111	—	292,978	291,828
Financial liabilities reported at amortized cost in fair value hierarchy

	December 31, 2025
Other financial liabilities	Fair value				Carrying amount
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	4,410	—	4,410	4,410
Debt securities issued	—	284,046	—	284,046	283,362
Total financial liabilities in fair value hierarchy	—	288,456	—	288,456	287,772

	December 31, 2024
Other financial liabilities	Fair value				Carrying amount
Skr mn	Level 1	Level 2	Level 3	Total	Total
Borrowing from credit institutions	—	8,607	—	8,607	8,607
Debt securities issued	—	298,467	—	298,467	298,480
Total financial liabilities in fair value hierarchy	—	307,074	—	307,074	307,087
Financial assets reported at fair value in fair value hierarchy

	December 31, 2025
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	1,031	12,388	—	13,419
Other interest-bearing securities except loans	21,184	22,053	—	43,237
Derivatives	—	6,720	1	6,721
Shares	—	—	—	—
Total financial assets in fair value hierarchy	22,215	41,161	1	63,377

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	4,150	—	4,150
Other interest-bearing securities except loans	22,628	30,215	—	52,843
Derivatives	—	10,604	39	10,643
Shares	20	—	—	20
Total financial assets in fair value hierarchy	22,648	44,969	39	67,656
Financial liabilities reported at fair value in fair value hierarchy

	December 31, 2025
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	14,262	2,598	16,860
Derivatives	—	7,924	1,064	8,988
Total financial liabilities in fair value hierarchy	—	22,186	3,662	25,848

	December 31, 2024
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	14,456	3,452	17,908
Derivatives	—	3,737	1,490	5,227
Total financial liabilities in fair value hierarchy	—	18,193	4,942	23,135
There were no transfers between levels during the period (year-end 2024: no transfers between levels during the period).
Financial assets and liabilities at fair value in Level 3

	December 31, 2025
Skr mn	Jan 1, 2025	Purchases/Issues	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss[1]	Gains (+) and losses (-) through other comprehen-sive income	Currency exchange-rate effects	Dec 31, 2025
Debt securities issued	-3,452	—	414	—	—	-32	-22	494	-2,598
Derivatives, net	-1,451	—	174	—	—	22	—	192	-1,063
Net assets and liabilities	-4,903	—	588	—	—	-10	-22	686	-3,661

	December 31, 2024
Skr mn	Jan 1, 2024	Purchases/issues	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss[1]	Gains (+) and losses (-) through other comprehen-sive income	Currency exchange-rate effects	Dec 31, 2024
Debt securities issued	-8,271	—	4,870	—	—	-81	3	27	-3,452
Derivatives, net	-2,279	—	1,176	—	—	92	—	-440	-1,451
Net assets and liabilities	-10,550	—	6,046	—	—	11	3	-413	-4,903
1    Gains and losses through profit or loss, including the impact of exchange rates, are reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of December 31, 2025, amounted to a Skr 10 million loss (year-end 2024: Skr 1 million gain) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3-instruments
As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. In the analysis, the correlations have been adjusted by +/- 0.12, which represents the level SEK uses within its prudent valuation framework. For level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/- 10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.
Sensitivity analysis – Level 3

Assets and liabilities	December 31, 2025
Skr mn	Fair value	Unobservable input	Range of estimates for unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	0	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-957	Correlation	0.12 - (0.12)	Option Model	-17	17
Other	-106	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-1,063				-17	17

Equity	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-2,501	Correlation	0.12 - (0.12)	Option Model	17	-17
		Credit spreads	10BP - (10BP)	Discounted cash flow	10	-10
Other	-97	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-2,598				27	-27

Total effect on total comprehensive income					10	-10

Assets and liabilities	December 31, 2024
Skr mn	Fair value	Unobservable input	Range of estimates for unobservable input	Valuation method	Sensitivity Max	Sensitivity Min
Equity	-70	Correlation	0.12 - (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-1,263	Correlation	0.12 - (0.12)	Option Model	-18	18
Other	-118	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-1,451				-18	18

Equity	-55	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
FX	-3,272	Correlation	0.12 - (0.12)	Option Model	18	-18
		Credit spreads	10BP - (10BP)	Discounted cash flow	16	-16
Other	-125	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-3,452				34	-34

Total effect on total comprehensive income					16	-16
The sensitivity analysis shows the effect that a shift in correlations or SEK's own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.
Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value origination from credit risk (+ income/ - loss)
Skr mn	December 31, 2025	December 31, 2024	2025	2024
CVA/DVA, net[1]	-11	-17	6	22
OCA[2]	282	265	17	320
1    Credit value adjustment (CVA) and Debt value adjustment (DVA) reflect how the counterparties’ credit risk as well as SEK’s own credit rating affect the fair value of derivatives.
2    Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.